PRINCIPAL ACTIVITIES AND ORGANIZATION	6 Months Ended
Jun. 30, 2026
PRINCIPAL ACTIVITIES AND ORGANIZATION
PRINCIPAL ACTIVITIES AND ORGANIZATION

1. PRINCIPAL ACTIVITIES AND ORGANIZATION

NovaBridge Biosciences (the “Company” or “NovaBridge”), formerly known as I-Mab, was incorporated in the Cayman Islands on June 30, 2016 as an exempted company with limited liability under the Companies Act of the Cayman Islands. On January 17, 2020, the Company became listed on the Nasdaq Global Market in the United States. The Company and its subsidiaries (together the “Group”) are a global biotechnology company that identifies differentiated innovation and applies disciplined development, financing, and partnering strategies to create value. The Group's activities include business development, clinical development and portfolio management of product candidates, with the objective of advancing selected assets through clinical development and pursuing commercialization directly or through strategic collaborations, licensing arrangements or other business transactions.

Effective on October 29, 2025, the Company changed its name from “I-Mab” to “NovaBridge Biosciences.”

As of June 30, 2026, the Company’s subsidiaries are as follows:

			Percentage
			of direct
			or indirect
		Date of	ownership
	Place of	incorporation or	by the
Subsidiaries	incorporation	acquisition	Company	Principal activities
I-Mab Biopharma US Ltd.	United States	February 28, 2018	100%	Research and development of innovative medicines
I-Mab Biopharma Hong Kong Limited (“I-Mab Hong Kong”)	Hong Kong	July 8, 2016	100%	Investment holding
I-Mab Bio-tech (Tianjin) Co., Ltd. (“I-Mab Tianjin”)	People’s Republic of China	July 15, 2017	100%	Research and development of innovative medicines
Visara, Inc.	United States	September 24, 2025	58%	Research and development of innovative ophthalmology medicines
Bridge Health Bio-Tech (Shanghai) Co., Ltd. (“Bridge Health”)	People’s Republic of China	October 28, 2025	100%	Intellectual property holding
NovaBridge Biosciences (Shanghai) Co. Ltd.	People’s Republic of China	March 2, 2026	100%	Peoples Republic of China ("PRC") operations
NovaBridge Oncology	Cayman Islands	March 12, 2026	100%	Investment holding
NovaBridge Oncology (BVI) Limited	British Virgin Islands	March 24, 2026	100%	Investment holding
NovaBridge CV Limited	Cayman Islands	March 26, 2026	100%	Investment holding
OncoArc GmbH	Switzerland	June 9, 2026	100%	Research and development of innovative oncology medicines